BIG EDGE, THE BIG EDGE PLUS(R), GROUP STRATEGIC EDGE(R)
                                       AND
                       THE BIG EDGE CHOICE(R) FOR NEW YORK

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                    ISSUED BY PHOENIX LIFE INSURANCE COMPANY

         SUPPLEMENT DATED AUGUST 9, 2002 TO PROSPECTUS DATED MAY 1, 2002

      The information contained in this supplement updates your prospectus.

================================================================================
THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:

             THE PHOENIX EDGE SERIES FUND
             ----------------------------
               [Diamond] Phoenix-Kayne Large-Cap Core Series
               [Diamond] Phoenix-Kayne Small-Cap Quality Value Series [Diamond] Phoenix-Lazard International Equity Select Series [Diamond] Phoenix-Lazard Small-Cap Value Series
               [Diamond] Phoenix-Lazard U.S. Multi-Cap Series
               [Diamond] Phoenix-Lord Abbett Bond-Debenture Series
               [Diamond] Phoenix-Lord Abbett Large-Cap Value Series
               [Diamond] Phoenix-Lord Abbett Mid-Cap Value Series
               [Diamond] Phoenix-State Street Research Small-Cap Growth Series

        These funds are not yet available to California residents and are pending California state approval.

================================================================================
THE FOLLOWING ARE ADDITIONS TO THE SECTION TITLED "INVESTMENTS OF THE ACCOUNT" IN YOUR PROSPECTUS:

PARTICIPATING INVESTMENT FUNDS
    The following subaccounts invest in corresponding series of a fund.

THE PHOENIX EDGE SERIES FUND
     PHOENIX-KAYNE LARGE-CAP CORE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LAZARD SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LAZARD U.S. MULTI-CAP SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES: The series seeks high current income and long-term capital appreciation to produce a high-total return.

     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES: The series seeks capital appreciation with income as a secondary consideration.

     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES: The series seeks capital appreciation.

     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES: The series seeks long-term capital growth.


TF781                                                                Page 1 of 5

================================================================================

THE FOLLOWING IS ADDED TO THE INFORMATION IN THE "SUMMARY OF EXPENSES" SECTION IN THE PROSPECTUS:

ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                             OTHER                          OTHER
                                                                           OPERATING     TOTAL ANNUAL     OPERATING   TOTAL ANNUAL
                                                      INVESTMENT  RULE      EXPENSES     FUND EXPENSES     EXPENSES   FUND EXPENSES
                                                      MANAGEMENT  12B-1      BEFORE         BEFORE          AFTER         AFTER
                      SERIES                             FEE      FEES   REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International (6)                      0.75%      N/A       0.27%           1.02%          0.27%           1.02%
Phoenix-Aberdeen New Asia (5)                           1.00%      N/A       1.41%           2.41%          0.25%           1.25%
Phoenix-AIM Mid-Cap Equity (3, 8)                       0.85%      N/A       2.28%           3.13%          0.22%           1.07%
Phoenix-Alliance/Bernstein Growth + Value (3, 8)        0.85%      N/A       2.34%           3.19%          0.22%           1.07%
Phoenix-Deutsche Dow 30 (3, 7)                          0.35%      N/A       0.77%           1.12%          0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R) (3, 7)             0.35%      N/A       2.00%           2.35%          0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities (5, 7)     0.75%      N/A       0.41%           1.16%          0.25%           1.00%
Phoenix-Engemann Capital Growth (3, 7)                  0.63%      N/A       0.09%           0.72%          0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth (5, 7)          0.90%      N/A       1.23%           2.13%          0.25%           1.15%
Phoenix-Federated U.S. Government Bond (4, 9)           0.60%      N/A       0.86%           1.46%          0.24%           0.84%
Phoenix-Goodwin Money Market (3, 7)                     0.40%      N/A       0.20%           0.60%          0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (3, 7)        0.50%      N/A       0.21%           0.71%          0.15%           0.65%
Phoenix-Hollister Value Equity (3, 7)                   0.70%      N/A       0.30%           1.00%          0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index (2, 7)      0.45%      N/A       0.25%           0.70%          0.10%           0.55%
Phoenix-Janus Flexible Income (3, 7)                    0.80%      N/A       0.71%           1.51%          0.15%           0.95%
Phoenix-Janus Growth (3, 7)                             0.85%      N/A       0.34%           1.19%          0.15%           1.00%
Phoenix-Kayne Large-Cap Core (1, 10)                    0.70%      N/A       0.54%           1.24%          0.15%           0.85%
Phoenix-Kayne Small-Cap Quality Value (1, 10)           0.90%      N/A       1.13%           2.03%          0.15%           1.05%
Phoenix-Lazard International Equity Select (1, 10)      0.90%      N/A       1.54%           2.44%          0.15%           1.05%
Phoenix-Lazard Small-Cap Value (1, 10)                  0.90%      N/A       1.16%           2.06%          0.15%           1.05%
Phoenix-Lazard U.S. Multi-Cap (1, 10)                   0.80%      N/A       0.95%           1.75%          0.15%           0.95%
Phoenix-Lord Abbett Bond-Debenture (1, 10)              0.75%      N/A       1.31%           2.06%          0.15%           0.90%
Phoenix-Lord Abbett Large-Cap Value (1, 10)             0.75%      N/A       0.71%           1.46%          0.15%           0.90%
Phoenix-Lord Abbett Mid-Cap Value (1, 10)               0.85%      N/A       0.99%           1.84%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock (3, 7, 8)            0.75%      N/A       2.99%           3.74%          0.22%           0.97%
Phoenix-MFS Investors Trust (3, 7, 8)                   0.75%      N/A       3.34%           4.09%          0.22%           0.97%
Phoenix-MFS Value (3, 7, 8)                             0.75%      N/A       1.85%           2.60%          0.22%           0.97%
Phoenix-Oakhurst Growth & Income (3, 7)                 0.70%      N/A       0.23%           0.93%          0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation (3, 7)            0.58%      N/A       0.13%           0.71%          0.13%           0.71%
Phoenix-Sanford Bernstein Global Value (3)              0.90%      N/A       1.90%           2.80%          0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (3, 7)          1.05%      N/A       0.49%           1.54%          0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value (3, 7)        1.05%      N/A       1.28%           2.33%          0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth (5, 7)                    0.80%      N/A       0.30%           1.10%          0.25%           1.05%
Phoenix-Seneca Strategic Theme (5, 7)                   0.75%      N/A       0.21%           0.96%          0.21%           0.96%
Phoenix-State Street Research Small-Cap Growth (1, 10)  0.85%      N/A       0.70%           1.55%          0.15%           1.00%
Phoenix-Van Kampen Focus Equity (3, 7)                  0.85%      N/A       2.33%           3.18%          0.15%           1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .30% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
(6) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(7) Total annual fund expenses (after reimbursement) excludes offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(8) This series has been in existence for less than 1 year; therefore, the series operating expense is for the period ended June 30, 2002.
(9) Actual total annual fund expenses (after reimbursement and offsets for custodian fees) were 0.82% for the year ended December 31, 2001.
(10) This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses. Other expenses are based on estimated amounts for the current fiscal year.

Note: each or all of the expense caps noted above in Footnotes 1 - 6 may be changed or eliminated at any time without notice.

TF781                                                               Pages 2 of 5

EXPENSE EXAMPLES FOR THE BIG EDGE AND THE BIG EDGE PLUS:

If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:
------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                        $86              $131              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                                93               154              N/A               N/A
Phoenix-Lazard International Equity Select                           97               165              N/A               N/A
Phoenix-Lazard Small-Cap Value                                       93               154              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        90               146              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                   93               154              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  88               138              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                    91               148              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       88               140              N/A               N/A

If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                        $86              $131              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                                93               154              N/A               N/A
Phoenix-Lazard International Equity Select                           97               165              N/A               N/A
Phoenix-Lazard Small-Cap Value                                       93               154              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        90               146              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                   93               154              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  88               138              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                    91               148              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       88               140              N/A               N/A

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                        $30              $ 93              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                                38               116              N/A               N/A
Phoenix-Lazard International Equity Select                           42               128              N/A               N/A
Phoenix-Lazard Small-Cap Value                                       39               117              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        36               108              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                   39               117              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  33               100              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                    36               111              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       34               102              N/A               N/A


TF781                                                                Page 3 of 5


EXPENSE EXAMPLES FOR THE BIG EDGE CHOICE FOR NEW YORK:

If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                       $ 94              $141              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               102               164              N/A               N/A
Phoenix-Lazard International Equity Select                          106               176              N/A               N/A
Phoenix-Lazard Small-Cap Value                                      103               165              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                       100               156              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  103               165              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  97               148              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   100               159              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       98               150              N/A               N/A

If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                       $ 94              $141              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               102               164              N/A               N/A
Phoenix-Lazard International Equity Select                          106               176              N/A               N/A
Phoenix-Lazard Small-Cap Value                                      103               165              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                       100               156              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  103               165              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  97               148              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   100               159              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       98               150              N/A               N/A

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                        $31              $ 96              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                                39               119              N/A               N/A
Phoenix-Lazard International Equity Select                           43               131              N/A               N/A
Phoenix-Lazard Small-Cap Value                                       40               120              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        37               111              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                   40               120              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  34               103              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                    37               114              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       35               105              N/A               N/A


TF781                                                                Page 4 of 5

================================================================================
THE FOLLOWING ADVISORS AND THEIR INVESTMENT OPTIONS ARE ADDED TO THE "INVESTMENT ADVISORS" SECTION IN YOUR PROSPECTUS:

      ------------------------------------------------------------------
      PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
      ------------------------------------------------------------------
      Phoenix-Kayne Large-Cap Core Series
      Phoenix-Kayne Small-Cap Quality Value Series
      ------------------------------------------------------------------

      ------------------------------------------------------------------
      PIC SUBADVISORS
      ------------------------------------------------------------------
      Kayne Anderson Rudnick Investment Management, LLC
      o   Phoenix-Kayne Large-Cap Core Series
      o   Phoenix-Kayne Small-Cap Quality Value Series
      ------------------------------------------------------------------

      ------------------------------------------------------------------
      PHOENIX VARIABLE ADVISORS, INC. ("PVA")
      ------------------------------------------------------------------
      Phoenix-Lazard International Equity Select Series
      Phoenix-Lazard Small-Cap Value Series
      Phoenix-Lazard U.S. Multi-Cap Series
      Phoenix-Lord Abbett Bond-Debenture Series
      Phoenix-Lord Abbett Large-Cap Value Series
      Phoenix-Lord Abbett Mid-Cap Value Series
      Phoenix-State Street Research Small-Cap Growth Series
      ------------------------------------------------------------------

      ------------------------------------------------------------------
      PVA SUBADVISORS
      ------------------------------------------------------------------
      Lazard Asset Management
      o   Phoenix-Lazard International Equity Select Series
      o   Phoenix-Lazard Small-Cap Value Series
      o   Phoenix-Lazard U.S. Multi-Cap Series
      Lord, Abbett & Co.
      o   Phoenix-Lord Abbett Bond-Debenture Series
      o   Phoenix-Lord Abbett Large-Cap Value Series
      o   Phoenix-Lord Abbett Mid-Cap Value Series
      State Street Research & Management Company
      o   Phoenix-State Street Research Small-Cap Growth Series
      ------------------------------------------------------------------

================================================================================
KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


TF781                                                                Page 5 of 5

                      THE PHOENIX EDGE(R) - VA FOR NEW YORK


                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                    ISSUED BY PHOENIX LIFE INSURANCE COMPANY


         SUPPLEMENT DATED AUGUST 9, 2002 TO PROSPECTUS DATED MAY 1, 2002

      The information contained in this supplement updates your prospectus.

================================================================================

THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:

        THE PHOENIX EDGE SERIES FUND
        ----------------------------
          [diamond] Phoenix-Kayne Large-Cap Core Series
          [diamond] Phoenix-Kayne Small-Cap Quality Value Series
          [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
          [diamond] Phoenix-Lazard U.S. Multi-Cap Series
          [diamond] Phoenix-Lord Abbett Bond-Debenture Series
          [diamond] Phoenix-Lord Abbett Large-Cap Value Series
          [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
          [diamond] Phoenix-State Street Research Small-Cap Growth Series

    These funds are not yet available to California residents and are pending
                           California state approval.

================================================================================
THE FOLLOWING ARE ADDITIONS TO THE SECTION TITLED "INVESTMENTS OF THE ACCOUNT" IN YOUR PROSPECTUS:

PARTICIPATING INVESTMENT FUNDS
    The following subaccounts invest in corresponding series of a fund.

THE PHOENIX EDGE SERIES FUND
     PHOENIX-KAYNE LARGE-CAP CORE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LAZARD SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LAZARD U.S. MULTI-CAP SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES: The series seeks high current income and long-term capital appreciation to produce a high-total return.

     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES: The series seeks capital appreciation with income as a secondary consideration.

     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES: The series seeks capital appreciation.

     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES: The series seeks long-term capital growth.


TF784                                                               Page 1 of 5

================================================================================

THE FOLLOWING IS ADDED TO THE INFORMATION IN THE "SUMMARY OF EXPENSES" SECTION IN THE PROSPECTUS:


ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           OTHER                          OTHER
                                                                         OPERATING     TOTAL ANNUAL     OPERATING     TOTAL ANNUAL
                                                    INVESTMENT  RULE     EXPENSES      FUND EXPENSES     EXPENSES     FUND EXPENSES
                                                    MANAGEMENT  12B-1     BEFORE          BEFORE          AFTER           AFTER
                      SERIES                           FEE      FEES   REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International (6)                      0.75%     N/A        0.27%           1.02%          0.27%         1.02%
Phoenix-Aberdeen New Asia (5)                           1.00%     N/A        1.41%           2.41%          0.25%         1.25%
Phoenix-AIM Mid-Cap Equity (3,8)                        0.85%     N/A        2.28%           3.13%          0.22%         1.07%
Phoenix-Alliance/Bernstein Growth + Value (3,8)         0.85%     N/A        2.34%           3.19%          0.22%         1.07%
Phoenix-Deutsche Dow 30 (3,7)                           0.35%     N/A        0.77%           1.12%          0.15%         0.50%
Phoenix-Deutsche Nasdaq-100 Index(R) (3,7)              0.35%     N/A        2.00%           2.35%          0.15%         0.50%
Phoenix-Duff & Phelps Real Estate Securities (5,7)      0.75%     N/A        0.41%           1.16%          0.25%         1.00%
Phoenix-Engemann Capital Growth (3,7)                   0.63%     N/A        0.09%           0.72%          0.09%         0.72%
Phoenix-Engemann Small & Mid-Cap Growth (5,7)           0.90%     N/A        1.23%           2.13%          0.25%         1.15%
Phoenix-Federated U.S. Government Bond (4,9)            0.60%     N/A        0.86%           1.46%          0.24%         0.84%
Phoenix-Goodwin Money Market (3,7)                      0.40%     N/A        0.20%           0.60%          0.15%         0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (3,7)         0.50%     N/A        0.21%           0.71%          0.15%         0.65%
Phoenix-Hollister Value Equity (3,7)                    0.70%     N/A        0.30%           1.00%          0.15%         0.85%
Phoenix-J.P. Morgan Research Enhanced Index (2,7)       0.45%     N/A        0.25%           0.70%          0.10%         0.55%
Phoenix-Janus Flexible Income (3,7)                     0.80%     N/A        0.71%           1.51%          0.15%         0.95%
Phoenix-Janus Growth (3,7)                              0.85%     N/A        0.34%           1.19%          0.15%         1.00%
Phoenix-Kayne Large-Cap Core (1,10)                     0.70%     N/A        0.54%           1.24%          0.15%         0.85%
Phoenix-Kayne Small-Cap Quality Value (1,10)            0.90%     N/A        1.13%           2.03%          0.15%         1.05%
Phoenix-Lazard International Equity Select (1,10)       0.90%     N/A        1.54%           2.44%          0.15%         1.05%
Phoenix-Lazard Small-Cap Value (1,10)                   0.90%     N/A        1.16%           2.06%          0.15%         1.05%
Phoenix-Lazard U.S. Multi-Cap (1,10)                    0.80%     N/A        0.95%           1.75%          0.15%         0.95%
Phoenix-Lord Abbett Bond-Debenture (1,10)               0.75%     N/A        1.31%           2.06%          0.15%         0.90%
Phoenix-Lord Abbett Large-Cap Value (1,10)              0.75%     N/A        0.71%           1.46%          0.15%         0.90%
Phoenix-Lord Abbett Mid-Cap Value (1,10)                0.85%     N/A        0.99%           1.84%          0.15%         1.00%
Phoenix-MFS Investors Growth Stock (3,7,8)              0.75%     N/A        2.99%           3.74%          0.22%         0.97%
Phoenix-MFS Investors Trust (3,7,8)                     0.75%     N/A        3.34%           4.09%          0.22%         0.97%
Phoenix-MFS Value (3,7,8)                               0.75%     N/A        1.85%           2.60%          0.22%         0.97%
Phoenix-Oakhurst Growth & Income (3,7)                  0.70%     N/A        0.23%           0.93%          0.15%         0.85%
Phoenix-Oakhurst Strategic Allocation (3,7)             0.58%     N/A        0.13%           0.71%          0.13%         0.71%
Phoenix-Sanford Bernstein Global Value (3)              0.90%     N/A        1.90%           2.80%          0.15%         1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (3,7)           1.05%     N/A        0.49%           1.54%          0.15%         1.20%
Phoenix-Sanford Bernstein Small-Cap Value (3,7)         1.05%     N/A        1.28%           2.33%          0.15%         1.20%
Phoenix-Seneca Mid-Cap Growth (5,7)                     0.80%     N/A        0.30%           1.10%          0.25%         1.05%
Phoenix-Seneca Strategic Theme (5,7)                    0.75%     N/A        0.21%           0.96%          0.21%         0.96%
Phoenix-State Street Research Small-Cap Growth (1,10)   0.85%     N/A        0.70%           1.55%          0.15%         1.00%
Phoenix-Van Kampen Focus Equity (3,7)                   0.85%     N/A        2.33%           3.18%          0.15%         1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .30% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
(6) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(7) Total annual fund expenses (after reimbursement) excludes offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(8) This series has been in existence for less than 1 year; therefore, the series operating expense is for the period ended June 30, 2002.
(9) Actual total annual fund expenses (after reimbursement and offsets for custodian fees) were 0.82% for the year ended December 31, 2001.
(10) This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses. Other expenses are based on estimated amounts for the current fiscal year.

Note: each or all of the expense caps noted above in Footnotes 1 - 6 may be changed or eliminated at any time without notice.

TF784                                                              Page 2 of 5

EXPENSE EXAMPLES FOR DEATH BENEFIT OPTION 1 CONTRACTS:

If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                      $ 91               $140              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               99                163              N/A               N/A
Phoenix-Lazard International Equity Select                         103                175              N/A               N/A
Phoenix-Lazard Small-Cap Value                                      99                164              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                       96                155              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  99                164              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                 93                146              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   97                158              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                      94                149              N/A               N/A

If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                       $ 91              $140              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                                99               163              N/A               N/A
Phoenix-Lazard International Equity Select                          103               175              N/A               N/A
Phoenix-Lazard Small-Cap Value                                       99               164              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        96               155              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                   99               164              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  93               146              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                    97               158              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       94               149              N/A               N/A

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                        $28              $ 86              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                                36               109              N/A               N/A
Phoenix-Lazard International Equity Select                           40               121              N/A               N/A
Phoenix-Lazard Small-Cap Value                                       36               110              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        33               101              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                   36               110              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  30                92              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                    34               104              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       31                95              N/A               N/A



TF784                                                              Page 3 of 5

EXPENSE EXAMPLES FOR DEATH BENEFIT OPTION 2 CONTRACTS:

If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                       $ 94              $149              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               102               172              N/A               N/A
Phoenix-Lazard International Equity Select                          106               184              N/A               N/A
Phoenix-Lazard Small-Cap Value                                      102               173              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        99               164              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  102               173              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  96               155              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   100               166              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       97               158              N/A               N/A

If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                       $ 94              $149              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               102               172              N/A               N/A
Phoenix-Lazard International Equity Select                          106               184              N/A               N/A
Phoenix-Lazard Small-Cap Value                                      102               173              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        99               164              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  102               173              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  96               155              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   100               166              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       97               158              N/A               N/A

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                        $31              $ 95              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                                39               118              N/A               N/A
Phoenix-Lazard International Equity Select                           43               130              N/A               N/A
Phoenix-Lazard Small-Cap Value                                       39               119              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        36               110              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                   39               119              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  33               101              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                    37               112              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       34               104              N/A               N/A




TF784                                                               Page 4 of 5

================================================================================

THE FOLLOWING ADVISORS AND THEIR INVESTMENT OPTIONS ARE ADDED TO THE "INVESTMENT ADVISORS" SECTION IN YOUR PROSPECTUS:


      ------------------------------------------------------------------
      PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
      ------------------------------------------------------------------
      Phoenix-Kayne Large-Cap Core Series
      Phoenix-Kayne Small-Cap Quality Value Series
      ------------------------------------------------------------------

      ------------------------------------------------------------------
      PIC SUBADVISORS
      ------------------------------------------------------------------
      Kayne Anderson Rudnick Investment Management, LLC
      o   Phoenix-Kayne Large-Cap Core Series
      o   Phoenix-Kayne Small-Cap Quality Value Series
      ------------------------------------------------------------------

      ------------------------------------------------------------------
      PHOENIX VARIABLE ADVISORS, INC. ("PVA")
      ------------------------------------------------------------------
      Phoenix-Lazard International Equity Select Series
      Phoenix-Lazard Small-Cap Value Series
      Phoenix-Lazard U.S. Multi-Cap Series
      Phoenix-Lord Abbett Bond-Debenture Series
      Phoenix-Lord Abbett Large-Cap Value Series
      Phoenix-Lord Abbett Mid-Cap Value Series
      Phoenix-State Street Research Small-Cap Growth Series
      ------------------------------------------------------------------

      ------------------------------------------------------------------
      PVA SUBADVISORS
      ------------------------------------------------------------------
      Lazard Asset Management
      o   Phoenix-Lazard International Equity Select Series
      o   Phoenix-Lazard Small-Cap Value Series
      o   Phoenix-Lazard U.S. Multi-Cap Series
      Lord, Abbett & Co.
      o   Phoenix-Lord Abbett Bond-Debenture Series
      o   Phoenix-Lord Abbett Large-Cap Value Series
      o   Phoenix-Lord Abbett Mid-Cap Value Series
      State Street Research & Management Company
      o   Phoenix-State Street Research Small-Cap Growth Series
      ------------------------------------------------------------------

================================================================================
KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


TF784                                                               Page 5 of 5

                             PHOENIX SPECTRUM EDGE(SM)

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                    ISSUED BY PHOENIX LIFE INSURANCE COMPANY


         SUPPLEMENT DATED AUGUST 9, 2002 TO PROSPECTUS DATED MAY 1, 2002

      The information contained in this supplement updates your prospectus.

===============================================================================
THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:

            THE PHOENIX EDGE SERIES FUND
            ----------------------------
              [diamond] Phoenix-Kayne Large-Cap Core Series
              [diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
              [diamond] Phoenix-Lazard U.S. Multi-Cap Series
              [diamond] Phoenix-Lord Abbett Bond-Debenture Series
              [diamond] Phoenix-Lord Abbett Large-Cap Value Series
              [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
              [diamond] Phoenix-State Street Research Small-Cap Growth Series

    These funds are not yet available to California residents and are pending
                           California state approval.

===============================================================================
THE FOLLOWING ARE ADDITIONS TO THE SECTION TITLED "INVESTMENTS OF THE ACCOUNT" IN YOUR PROSPECTUS:

PARTICIPATING INVESTMENT FUNDS
    The following subaccounts invest in corresponding series of a fund.

THE PHOENIX EDGE SERIES FUND
     PHOENIX-KAYNE LARGE-CAP CORE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LAZARD SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LAZARD U.S. MULTI-CAP SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES: The series seeks high current income and long-term capital appreciation to produce a high-total return.

     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES: The series seeks capital appreciation with income as a secondary consideration.

     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES: The series seeks capital appreciation.

     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES: The series seeks long-term capital growth.



TF786                                                              Page 1 of 6

====================================================================================================================================

THE FOLLOWING IS ADDED TO THE INFORMATION IN THE "SUMMARY OF EXPENSES" SECTION IN THE PROSPECTUS:

ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                          OTHER
                                                                        OPERATING     TOTAL ANNUAL        OTHER       TOTAL ANNUAL
                                                   INVESTMENT  RULE      EXPENSES     FUND EXPENSES     OPERATING     FUND EXPENSES
                                                   MANAGEMENT  12B-1      BEFORE         BEFORE      EXPENSES AFTER       AFTER
                      SERIES                          FEE      FEES   REIMBURSEMENT   REIMBURSEMENT   REIMBURSEMENT   REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International (6)                    0.75%      N/A       0.27%           1.02%           0.27%           1.02%
Phoenix-Aberdeen New Asia (5)                         1.00%      N/A       1.41%           2.41%           0.25%           1.25%
Phoenix-AIM Mid-Cap Equity (3,8)                      0.85%      N/A       2.28%           3.13%           0.22%           1.07%
Phoenix-Alliance/Bernstein Growth + Value (3,8)       0.85%      N/A       2.34%           3.19%           0.22%           1.07%
Phoenix-Deutsche Dow 30 (3,7)                         0.35%      N/A       0.77%           1.12%           0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R) (3,7)            0.35%      N/A       2.00%           2.35%           0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities (5,7)    0.75%      N/A       0.41%           1.16%           0.25%           1.00%
Phoenix-Engemann Capital Growth (3,7)                 0.63%      N/A       0.09%           0.72%           0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth (5,7)         0.90%      N/A       1.23%           2.13%           0.25%           1.15%
Phoenix-Goodwin Money Market (3,7)                    0.40%      N/A       0.20%           0.60%           0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (3,7)       0.50%      N/A       0.21%           0.71%           0.15%           0.65%
Phoenix-Hollister Value Equity (3,7)                  0.70%      N/A       0.30%           1.00%           0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index (2,7)     0.45%      N/A       0.25%           0.70%           0.10%           0.55%
Phoenix-Janus Flexible Income (3,7)                   0.80%      N/A       0.71%           1.51%           0.15%           0.95%
Phoenix-Janus Growth (3,7)                            0.85%      N/A       0.34%           1.19%           0.15%           1.00%
Phoenix-Kayne Large-Cap Core (1,9)                    0.70%      N/A       0.54%           1.24%           0.15%           0.85%
Phoenix-Kayne Small-Cap Quality Value (1,9)           0.90%      N/A       1.13%           2.03%           0.15%           1.05%
Phoenix-Lazard International Equity Select (1,9)      0.90%      N/A       1.54%           2.44%           0.15%           1.05%
Phoenix-Lazard Small-Cap Value (1,9)                  0.90%      N/A       1.16%           2.06%           0.15%           1.05%
Phoenix-Lazard U.S. Multi-Cap (1,9)                   0.80%      N/A       0.95%           1.75%           0.15%           0.95%
Phoenix-Lord Abbett Bond-Debenture (1,9)              0.75%      N/A       1.31%           2.06%           0.15%           0.90%
Phoenix-Lord Abbett Large-Cap Value (1,9)             0.75%      N/A       0.71%           1.46%           0.15%           0.90%
Phoenix-Lord Abbett Mid-Cap Value (1,9)               0.85%      N/A       0.99%           1.84%           0.15%           1.00%
Phoenix-MFS Investors Growth Stock (3,7,8)            0.75%      N/A       2.99%           3.74%           0.22%           0.97%
Phoenix-MFS Investors Trust (3,7,8)                   0.75%      N/A       3.34%           4.09%           0.22%           0.97%
Phoenix-MFS Value (3,7,8)                             0.75%      N/A       1.85%           2.60%           0.22%           0.97%
Phoenix-Oakhurst Growth & Income (3,7)                0.70%      N/A       0.23%           0.93%           0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation (3,7)           0.58%      N/A       0.13%           0.71%           0.13%           0.71%
Phoenix-Sanford Bernstein Global Value (3)            0.90%      N/A       1.90%           2.80%           0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (3,7)         1.05%      N/A       0.49%           1.54%           0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value (3,7)       1.05%      N/A       1.28%           2.33%           0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth (5,7)                   0.80%      N/A       0.30%           1.10%           0.25%           1.05%
Phoenix-Seneca Strategic Theme (5,7)                  0.75%      N/A       0.21%           0.96%           0.21%           0.96%
Phoenix-State Street Research Small-Cap Growth (1,9)  0.85%      N/A       0.70%           1.55%           0.15%           1.00%
Phoenix-Van Kampen Focus Equity (3,7)                 0.85%      N/A       2.33%           3.18%           0.15%           1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .30% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
(6) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(7) Total annual fund expenses (after reimbursement) excludes offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(8) This series has been in existence for less than 1 year; therefore, the series operating expense is for the period ended June 30, 2002.
(9) This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses. Other expenses are based on estimated amounts for the current fiscal year.

Note: each or all of the expense caps noted above in Footnotes 1 - 6 may be changed or eliminated at any time without notice.


TF786                                                               Page 2 of 6

EXPENSE EXAMPLES FOR DEATH BENEFIT OPTION 1:

If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                       $ 93              $136              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               101               159              N/A               N/A
Phoenix-Lazard International Equity Select                          105               171              N/A               N/A
Phoenix-Lazard Small-Cap Value                                      101               160              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        98               151              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  101               160              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  95               142              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                    99               154              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       96               145              N/A               N/A

If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                       $ 93              $136              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               101               159              N/A               N/A
Phoenix-Lazard International Equity Select                          105               171              N/A               N/A
Phoenix-Lazard Small-Cap Value                                      101               160              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        98               151              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  101               160              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  95               142              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                    99               154              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       96               145              N/A               N/A

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                        $30              $ 91              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                                38               114              N/A               N/A
Phoenix-Lazard International Equity Select                           42               126              N/A               N/A
Phoenix-Lazard Small-Cap Value                                       38               115              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        35               106              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                   38               115              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  32                97              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                    36               109              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       33               100              N/A               N/A

TF786                                                                Page 3 of 6

EXPENSE EXAMPLES FOR DEATH BENEFIT OPTION 2:

If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                      $102              $163               N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                              106               175               N/A               N/A
Phoenix-Lazard International Equity Select                         102               164               N/A               N/A
Phoenix-Lazard Small-Cap Value                                      99               155               N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                      102               164               N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                 100               158               N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                119               211               N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   96               147               N/A               N/A
Phoenix-State Street Research Small-Cap Growth                      97               149               N/A               N/A

If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                      $102               $163              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                              106                175              N/A               N/A
Phoenix-Lazard International Equity Select                         102                164              N/A               N/A
Phoenix-Lazard Small-Cap Value                                      99                155              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                      102                164              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                 100                158              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                119                211              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   96                147              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                      97                149              N/A               N/A

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS            5 YEARS           10 YEARS
                                                                  ------           -------            -------           --------
Phoenix-Kayne Large-Cap Core                                       $39               $118               N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               43                130               N/A               N/A
Phoenix-Lazard International Equity Select                          39                119               N/A               N/A
Phoenix-Lazard Small-Cap Value                                      36                110               N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                       39                119               N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  37                113               N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                 56                166               N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   33                102               N/A               N/A
Phoenix-State Street Research Small-Cap Growth                      34                104               N/A               N/A



TF786                                                                Page 4 of 6

EXPENSE EXAMPLES FOR DEATH BENEFIT OPTION 3:

If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                       $ 96              $145              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               103               168              N/A               N/A
Phoenix-Lazard International Equity Select                          108               179              N/A               N/A
Phoenix-Lazard Small-Cap Value                                      104               169              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                       101               160              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  104               169              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  98               151              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   102               162              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       99               154              N/A               N/A

If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                       $ 96              $145              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               103               168              N/A               N/A
Phoenix-Lazard International Equity Select                          108               179              N/A               N/A
Phoenix-Lazard Small-Cap Value                                      104               169              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                       101               160              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  104               169              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  98               151              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   102               162              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       99               154              N/A               N/A

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                        $33              $100              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                                40               123              N/A               N/A
Phoenix-Lazard International Equity Select                           45               134              N/A               N/A
Phoenix-Lazard Small-Cap Value                                       41               124              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        38               115              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                   41               124              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  35               106              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                    39               117              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       36               109              N/A               N/A



TF786                                                               Page 5 of 6

================================================================================

THE FOLLOWING ADVISORS AND THEIR INVESTMENT OPTIONS ARE ADDED TO THE "INVESTMENT ADVISORS" SECTION IN YOUR PROSPECTUS:

     ------------------------------------------------------------------

     PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
     ------------------------------------------------------------------
     Phoenix-Kayne Large-Cap Core Series
     Phoenix-Kayne Small-Cap Quality Value Series
     ------------------------------------------------------------------

     ------------------------------------------------------------------

     PIC SUBADVISORS
     ------------------------------------------------------------------
     Kayne Anderson Rudnick Investment Management, LLC
     o   Phoenix-Kayne Large-Cap Core Series
     o   Phoenix-Kayne Small-Cap Quality Value Series
     ------------------------------------------------------------------

     ------------------------------------------------------------------

     PHOENIX VARIABLE ADVISORS, INC. ("PVA")
     ------------------------------------------------------------------
     Phoenix-Lazard International Equity Select Series
     Phoenix-Lazard Small-Cap Value Series
     Phoenix-Lazard U.S. Multi-Cap Series
     Phoenix-Lord Abbett Bond-Debenture Series
     Phoenix-Lord Abbett Large-Cap Value Series
     Phoenix-Lord Abbett Mid-Cap Value Series
     Phoenix-State Street Research Small-Cap Growth Series
     ------------------------------------------------------------------

     ------------------------------------------------------------------

     PVA SUBADVISORS
     ------------------------------------------------------------------
     Lazard Asset Management
     o   Phoenix-Lazard International Equity Select Series
     o   Phoenix-Lazard Small-Cap Value Series
     o   Phoenix-Lazard U.S. Multi-Cap Series
     Lord, Abbett & Co.
     o   Phoenix-Lord Abbett Bond-Debenture Series
     o   Phoenix-Lord Abbett Large-Cap Value Series
     o   Phoenix-Lord Abbett Mid-Cap Value Series
     State Street Research & Management Company
     o   Phoenix-State Street Research Small-Cap Growth Series
     ------------------------------------------------------------------


===============================================================================
KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.




TF786                                                              Page 6 of 6